Share capital and warrants (Tables)	12 Months Ended
Nov. 30, 2021
Share Capital [Line Items]
Summary of the grant date weighted average fair value of SARs granted
The following table summarizes the grant date weighted average fair value of SARs granted during the year ended November 30, 2021. No SARs were granted in 2020.

	Number of SARs		Weighted average grant date fair value

2021	75,000	$	2.13 (CA$2.73)

Summary of changes in the number of options outstanding
Changes in the number of options outstanding during the past two years were as follows:

		Weighted average exercise price per option
	Number of options	CA$	US$

Options outstanding as at November 30, 2019	2,415,784	$3.94	$2.96

Granted – CA$	1,077,721	3.06	2.25

Forfeited and expired – CA$	(229,812)	4.72	3.47

Exercised (share price: CA$8.65 (US$6.57))	(60,000)	3.38	2.40

Options outstanding as at November 30, 2020	3,203,693	$3.59	$2.76

Granted – CA$	1,057,831	3.94	3.10

Forfeited and expired – CA$	(406,240)	6.61	5.26

Exercised (share price: CA$4.18 (US$3.36))	665,000	1.11	0.89

Options outstanding as at November 30, 2021 – CA$	3,190,284	$3.83	$3.00

Options exercisable as at November 30, 2021 – CA$	1,630,476	$3.96	$3.10

Options exercisable as at November 30, 2020 – CA$	2,063,672	$3.43	$2.64

Options outstanding in US$

Options as at November 30, 2020 – US$	12,500	-	2.35

Granted – US$	102,608	-	3.18

Forfeited – US$	(34,375)	-	3.06

Options outstanding as at November 30, 2021 – US$	80,733	$-	$3.09

Options exercisable as at November 30, 2021 – US$	4,166	$-	$2.35

Options exercisable as at November 30, 2020 – US$	-	$-	$-

Summary of the model used to determine fiar value of stock appreciation rights	the fair value of SARs granted is estimated at each reporting period using the Black-Scholes model and the following weighted average assumptions.

Granted in 2019	Measurement date as at November 30, 2021	Measurement date as at November 30, 2020

Risk-free interest rate	1.57%	0.67%

Expected volatility	59%	64.6%

Average option life in years	5.2 years	6.25 years

S hare price	$3.29 (CA$4.21)	$2.31 (CA$3.00)

Option exercise price	$6.30 (CA$8.05)	$6.19 (CA$8.05)

Granted in 2021	Measurement date as at November 30, 2021

Risk-free interest rate	1.57%

Expected volatility	65.5%

Average option life in years	8.2 years

Share price	$3.29 (CA$4.21)

Option exercise price	$3.38 (CA$4.32)

Summary of the following table provides stock option information
The following table provides stock option information as at November 30, 2021 (options outstanding in CA$).

Price range		Number of options outstanding	Weighted average remaining life		Weighted average exercise price
CA$	US$		(years)	CA$	US$

0.25 – 1.19	0.19 – 0.92	314,660	1.12	0.36	0.28

2.01 – 3.75	1.55 – 2.89	1,310,453	7.32	2.80	2.19

3.76 – 6.00	2.89 – 4.62	1,108,074	8.84	4.15	3.25

6.01 – 9.00	4.62 – 6.93	318,733	6.95	7.92	6.20

9.01 – 10.00	6.93 – 1.70	138,364	6.35	9.56	7.48

		3,190,284	7.16	3.83	3.00
The following table provides stock option information as at November 30, 2021 (options outstanding in US$).

Price range		Number of options outstanding	Weighted average remaining life	Weighted average exercise price
	US$		(years)	US$

	2.01 – 3.75	80,733	9.32	3.09

Summary of Accumulated other comprehensive income (loss) (Detail)	Accumulated other comprehensive income (loss)

	2021	2020

Unrealized losses on FVOCI financial assets, net of tax	$(195)	$2

Cumulative exchange difference on translation of foreign operations	151	(483)

	$(44)	$(481)

Summary of the measurement date weighted average fair value of stock options granted
The following table summarizes the measurement date weighted average fair value of stock options granted during the years ended November 30, 2021 and 2020.

Options granted in CA$	Number of stock options granted		Weighted average grant date fair value

2021	1,057,831	$	2.13 (CA$2.72)

2020	1,077,721	$	1.71 (CA$2.22)

Options granted in US$	Number of stock options granted		Weighted average grant date fair value

2021	102,608	$	2.22

2020	12,500	$	1.70

Summary of earnings per share calculation
The calculation of basic loss per share was based on the net loss attributable to common shareholders of the Company of $31,725 (2020 – $22,667) and a weighted average number of common shares outstanding of 92,350,198 (2020 – 76,991,635), calculated as follows.

	2021	2020

Issued common shares as at December 1	77,013,411	76,953,411

Effect of share options exercised	374,247	38,224

Effect of public issue common shares	14,816,285	-

Effect of broker warrants exercised	146,255	-

Weighted average number of common shares, basic and diluted	92,350,198	76,991,635

Summary of the share-based compensation expense for the stock option plan	The fair value of options granted in 2021 and 2020 was estimated at the grant date using the
Black-Scholes
model and the following weighted average assumptions.

Options granted in CA$	2021	2020

Risk-free interest rate	1.35%	0.95%

Expected volatility	70%	74%

Average option life in years	8.5 years	8.5 years

Grant-date share price	$3.10 (CA$3.94)	$2.25 (CA$3.06)

Option exercise price	$3.10 (CA$3.94)	$2.25 (CA$3.06)

Options granted in US$		2021		2020

Risk-free interest rate		1.37%		0.74%

Expected volatility		72%		78%

Average option life in years		8.5 years		8.5 years

Grant-date share price	$	3.18	$	2.35

Option exercise price	$	3.18	$	2.35